Fair value changes	12 Months Ended
Dec. 31, 2023
Disclosure of fair value measurement of equity [abstract]
Fair value changes
25.	Fair value changes
The fair value loss of the year ended December 31, 2023 was RMB204.0 million (2022: RMB3,156.7 million), which was mainly due to the fair value changes of convertible instruments and financial instruments at FVTPL (Note 14).